Basis of preparation and accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting policies
Basis of preparation and exchange rates

Basis of preparation and exchange rates

Prudential plc (‘the Company’) together with its subsidiaries (collectively, ‘the Group’ or ‘Prudential’) is an Asia-led portfolio of businesses focused on structural growth markets. The Group currently has businesses in Asia, Africa and the US and head office functions in London and Hong Kong. The Group helps individuals get the most out of life through life and health insurance, and retirement and asset management solutions.

Basis of preparation

These consolidated financial statements have been prepared in accordance with IFRS Standards as issued by the IASB, the international accounting standards in conformity with the requirements of the Companies Act 2006 and in accordance with international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. At 31 December 2020, there were no differences between IFRS Standards as issued by the IASB, the international accounting standards as required by the Companies Act 2006 and international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union.

The Group accounting policies are the same as those applied for the year ended 31 December 2019 with the exception of the adoption of the new and amended IFRS Standards as described in note A2.

Going concern basis of accounting

The Directors have made an assessment of going concern covering a period of at least 12 months from the date that these financial statements are approved. In making this assessment, the Directors have considered both the Group’s current performance, solvency and liquidity and the Group’s business plan taking into account the Group’s principal risks and the mitigations available to it which are described in the Group Risk Framework. The assessment also includes the consideration of the results of a number of stress and scenario testing over the business plan covering scenarios that reflect the possible impacts of Covid-19. The stress tests included the assessment of the potential impact of up or down interest rate movements combined with corporate credit spread widening, a rating level downgrade on part of the credit asset portfolio, falling equity values and insurance stresses (such as changes in policyholder behaviour, including lapses, and increased morbidity in Asia).

Based on the above, the Directors have a reasonable expectation that the Company and the Group have adequate resources to continue their operations for a period of at least 12 months from the date that these financial statements are approved. No material uncertainties that may cast significant doubt on the ability of the Group to continue as a going concern have been identified. The Directors therefore consider it appropriate to continue to adopt the going concern basis of accounting in preparing these financial statements for the year ended 31 December 2020.

Exchange rates

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD) were:

	Closing rate at year end			Average rate for the year to date
USD : local currency	31 Dec 2020	31 Dec 2019	31 Dec 2018	31 Dec 2020	31 Dec 2019	31 Dec 2018
Chinese yuan (CNY)	6.54	6.97	6.87	6.90	6.91	6.61
Hong Kong dollar (HKD)	7.75	7.79	7.83	7.76	7.84	7.84
Indian rupee (INR)	73.07	71.38	69.82	74.12	70.43	68.34
Indonesian rupiah (IDR)	14,050.00	13,882.50	14,380.00	14,541.70	14,140.84	14,220.82
Malaysian ringgit (MYR)	4.02	4.09	4.13	4.20	4.14	4.03
Singapore dollar (SGD)	1.32	1.34	1.36	1.38	1.36	1.35
Taiwan dollar (TWD)	28.10	29.98	30.74	29.44	30.91	30.13
Thai baht (THB)	30.02	29.75	32.56	31.29	31.05	32.30
UK pound sterling (GBP)	0.73	0.75	0.79	0.78	0.78	0.75
Vietnamese dong (VND)	23,082.50	23,172.50	23,195.00	23,235.84	23,227.64	23,017.17

Foreign exchange translation

In order to present the consolidated financial statements in USD, the results and financial position of entities not using USD as functional currency (ie the currency of the primary economic environment in which the entity operates) must be translated into USD. The general principle for converting foreign currency transactions is to translate at the functional currency spot rate prevailing at the date of the transactions. From 2020, Prudential determines and declares its dividend in USD. All assets and liabilities of entities not operating in USD are converted at closing exchange rates while all income and expenses are converted at average exchange rates where this is a reasonable approximation of the rates prevailing on transaction dates. The impact of these currency translations is recorded as a separate component in the statement of comprehensive income.

Certain notes to the financial statements present comparative information at constant exchange rates (CER), in addition to the reporting at actual exchange rates (AER) used throughout the consolidated financial statements. AER are actual historical exchange rates for the specific accounting year, being the average rates over the year for the income statement and the closing rates at the balance sheet date for the statement of financial position. CER results are calculated by translating prior year results using the current year foreign exchange rate, ie current year average rates for the income statement and current year closing rates for the statement of financial position.

The effect of foreign exchange movements from continuing operations arising during the years shown recognised in other comprehensive income is:

	2020 $m	2019 $m	2018 $m
Asia operations	235	194	(206)
Unallocated to a segment	(2)	(42)	167
	233	152	(39)

The consolidated financial statements do not represent Prudential’s statutory accounts for the purposes of the UK Companies Act. These financial statements are based on the prescribed formats. The Group’s external auditors have reported on the 2020, 2019 and 2018 statutory accounts. Statutory accounts for 2019 and 2018 have been delivered to the UK Registrar of Companies and those for 2020 will be delivered following the Company’s Annual General Meeting. The auditor’s reports were (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and (iii) did not contain a statement under Section 498(2) or (3) of the UK Companies Act 2006.

New accounting pronouncements in 2020

     New accounting pronouncements in 2020

The IASB has issued the following new accounting pronouncements to be effective from 1 January 2020:

-	Amendments to IAS 1 and IAS 8 ‘Definition of Material’;
-	Amendment to IFRS 3 ‘Business Combinations’;
-	Amendments to IFRS 7, IFRS 9 and IAS 39 ‘Interest Rate Benchmark Reform’; and
-	Amendments to IFRS 16, ‘Covid-19-Related Rent Concessions’, effective from 1 June 2020.

The adoption of these pronouncements have had no significant impact on the Group financial statements.

Measurement of policyholder liabilities and unallocated surplus of with-profits

Measurement of policyholder liabilities and unallocated surplus of with-profits

The measurement basis of policyholder liabilities is dependent upon the classification of the contracts under IFRS 4.

Impacts $462.1 billion of policyholder liabilities and unallocated surplus of with-profits funds including those held by joint venture and associates.

Policyholder liabilities are estimated based on a number of actuarial assumptions (eg mortality, morbidity, policyholder behaviour and expenses).

The Group applies judgement in determining the actuarial assumptions to be applied to estimate the future amounts due to or from the policyholder in the measurement of the policyholder liabilities.

IFRS 4 permits the continued usage of previously applied Generally Accepted Accounting Practices (GAAP) for insurance contracts and investment contracts with discretionary participating features.

A modified statutory basis of reporting was adopted by the Group on first time adoption of IFRS Standards  in 2005. This was set out in the Statement of Recommended Practice issued by the Association of British Insurers (ABI SORP). The ABI SORP was withdrawn for the accounting periods beginning in or after 2015. As used in these consolidated financial statements, the term 'grandfathered' ABI SORP refers to the requirements of the pronouncements prior to its withdrawal.

For investment contracts that do not contain discretionary participating features, IAS 39 is applied and, where the contract includes an investment management element, IFRS 15 ‘Revenue from Contracts with Customers’ applies.

The policies applied in each business unit are noted below. When measuring policyholder liabilities, a number of assumptions are applied to estimate future amounts due to or from the policyholder. The nature of assumptions varies by product and among the most significant is policyholder behaviour, particularly in the US. Additional details of valuation methodologies and assumptions applied for material product types are discussed in note C3.4.

Measurement of insurance contract liabilities and investment contract liabilities with discretionary participation features

Asia insurance operations

The policyholder liabilities for businesses in Asia are generally determined in accordance with methods prescribed by local GAAP, adjusted to comply with the modified statutory basis where necessary. Refinements to the local reserving methodology are generally treated as changes in estimates, dependent on their nature. The UK-style with-profits funds’ liabilities in Hong Kong are valued under the realistic basis in accordance with the requirements of ‘grandfathered’ FRS 27 ‘Life Assurance’ (issued by the Accounting Standards Board in 2004 and withdrawn in 2015). The realistic basis requires the value of liabilities to be calculated as the sum of a with-profits benefits reserve, future policy-related liabilities and the realistic current liabilities of the fund. In Taiwan and India, US GAAP principles are applied.

The sensitivity of Asia insurance operations to variations in key estimates and assumptions, including mortality and morbidity, is discussed in note C6.4.

US insurance operations (Jackson)

The policyholder liabilities for Jackson’s conventional protection-type policies are determined under US GAAP principles with locked in assumptions for mortality, interest, policy lapses and expenses along with provisions for adverse deviations. For other policies, the policyholder liabilities include the policyholder account balance.

For those investment contracts in the US with fixed and guaranteed terms, the Group uses the amortised cost model to measure the liability. The US has no investment contracts with discretionary participation features.

The sensitivity of US insurance operations to variations in key estimates and assumptions, including policyholder behaviour, is discussed in note C6.4.

Measurement of investment contract liabilities without discretionary participation features

Investment contracts without discretionary participation features are measured in accordance with IAS 39 to reflect the deposit nature of the arrangement, with premiums and claims reflected as deposits and withdrawals, and taken directly to the statement of financial position as movements in the financial liability balance.

Investment contracts without fixed and guaranteed terms are classified as financial instruments and designated as fair value through profit or loss because the resulting liabilities are managed and their performance is evaluated on a fair value basis. Where the contract includes a surrender option, its carrying value is subject to a minimum carrying value equal to its surrender value.

Other investment contracts are measured at amortised cost.

Measurement of unallocated surplus of with-profits funds

Unallocated surplus of with-profits funds represents the excess of assets over policyholder liabilities, determined in accordance with the Group's accounting policies, that have yet to be appropriated between policyholders and shareholders for the Group's with-profits funds in Hong Kong and Malaysia. The unallocated surplus is recorded wholly as a liability with no allocation to equity. The annual excess or shortfall of income over expenditure of the with-profits funds, after declaration and attribution of the cost of bonuses to policyholders and shareholders, is transferred to or from the unallocated surplus each period through a charge or credit to the income statement. The balance retained in the unallocated surplus represents cumulative income arising on the with-profits business that has not been allocated to policyholders or shareholders. The balance of the unallocated surplus is determined after full provision for deferred tax on unrealised appreciation or depreciation on investments.

Liability adequacy test

The Group performs adequacy testing on its insurance liabilities to ensure that the carrying amounts (net of related deferred acquisition costs) and, where relevant, present value of acquired in-force business is sufficient to cover current estimates of future cash outflows. Any deficiency is immediately charged to the income statement.

Jackson’s liabilities for insurance contracts, which include those for separate accounts (reflecting the value of the related separate account assets), policyholder account values and guarantees measured as described in note C3.4 and the associated deferred acquisition cost asset, are measured under US GAAP and liability adequacy testing is performed in this context. Under US GAAP, most of Jackson’s products are accounted for under Accounting Standards Codification Topic 944, Financial Services – Insurance of the Financial Accounting Standards Board (ASC 944) whereby deferred acquisition costs are amortised in line with expected gross profits. Recoverability of the deferred acquisition costs in the balance sheet is tested against the projected value of future profit using current estimates and therefore no additional liability adequacy test is required under IFRS 4. The deferred acquisition cost asset recoverability test is performed in line with US GAAP requirements, which in practice is at a grouped level of those contracts managed together.

Presentation of results before tax attributable to shareholders

Presentation of results before tax attributable to shareholders

Profit before tax is a significant IFRS income statement item. The Group has chosen to present a measure of profit before tax attributable to shareholders which distinguishes between tax borne by shareholders and tax attributable to policyholders to support understanding of the performance of the Group.

Profit before tax attributable to shareholders is $2,148 million and compares to profit before tax of $2,419 million.

The total tax charge for the Group reflects tax that, in addition to that relating to shareholders’ profit, is also attributable to policyholders through the interest in with-profits or unit-linked funds. Further detail is provided in note B3. Reported IFRS profit before the tax measure is therefore not representative of pre-tax profit attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profit attributable to shareholders, the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholders’ and shareholders’ returns.

Segmental analysis of results and earnings attributable to shareholders
Segmental analysis of results and earnings attributable to shareholders
The Group uses adjusted operating profit as the segmental measure of its results. Total segmental adjusted operating profit is $6,463 million and is shown in note B1.1.

The basis of calculation of adjusted operating profit is provided in note B1.3.

For shareholder-backed business, with the exception of debt securities held by Jackson and the Group's treasury company, which are treated as available-for-sale, and assets classified as loans and receivables at amortised cost, all financial investments and investment properties are designated as assets at fair value through profit or loss. Short-term fluctuations in fair value affect the result for the year and the Group provides additional analysis of results before and after the effects of short-term fluctuations in investment returns, together with other items that are of a short-term, volatile or one-off nature. The effects of short-term fluctuations include asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ as described in note B1.2.

Short-term fluctuations in investment returns on assets held by with-profits funds in Hong Kong, Malaysia and Singapore do not affect directly reported shareholder results. This is because (i) the unallocated surplus of with-profits funds is accounted for as a liability and (ii) excess or deficit of income and expenditure of the funds over the required surplus for distribution are transferred to or from policyholder liabilities (including the unallocated surplus).

Measurement and presentation of derivatives and debt securities of US insurance operations; financial instruments
Measurement and presentation of derivatives and debt securities of US insurance operations (Jackson)

Jackson holds a number of derivative instruments and debt securities. The selection of the accounting approach for these items significantly affects the volatility of profit before tax.

$457 million of the US investment return in the income statement arises from such derivatives and debt securities.

Jackson enters into derivative instruments to mitigate economic exposures. The Group has considered whether it is appropriate to undertake the necessary operational changes to qualify for hedge accounting so as to achieve matching of value movements in hedging instruments and hedged items in the performance statements. The key factors considered in this assessment were the complexity of asset and liability matching in Jackson’s product range and the difficulty and cost of applying the macro hedge provisions under IAS 39 (which are more suited to banking arrangements) to Jackson’s derivative book.

The Group has decided that, except for occasional circumstances, applying hedge accounting using IAS 39 to derivative instruments held by Jackson would not improve the relevance or reliability of the financial statements to such an extent that would justify the difficulty and cost of applying these provisions. As a result of this decision, the total income statement results are more volatile as the movements in the fair value of Jackson’s derivatives are reflected within it. This volatility is reflected in the level of short-term fluctuations in investment returns, as shown in notes B1.1 and B1.2.

Under IAS 39, unless carried at amortised cost (subject to impairment provisions where appropriate) under the held-to-maturity category, debt securities are carried at fair value. The Group has chosen not to classify any financial assets as held-to-maturity. Debt securities of Jackson are designated as available-for-sale with value movements, unless impaired, being recorded as movements within other comprehensive income. Impairments are recorded in the income statement, as discussed in note (c) below.

Deferred acquisition costs (DAC) for insurance contracts
Deferred acquisition costs (DAC) for insurance contracts

The Group estimates projected future profits/margins to assess whether adjustments to the carrying value or amortisation profile of DAC asset are necessary.

Impacts $16.2 billion of DAC as shown in note C4.2.

Costs of acquiring new insurance business are accounted for in a way that is consistent with the principles of the ’grandfathered’ ABI SORP with deferral and amortisation against margins in future revenues on the related insurance policies. The Group determines qualifying costs that should be capitalised (ie those costs of acquiring new insurance contracts that meet the criteria under the Group's accounting policy for DAC). The recoverability of the DAC is measured and the DAC asset is deemed impaired if the projected margins (which are estimated based on a number of assumptions similar to those underlying policyholder liabilities) are less than the carrying value. To the extent that the future margins differ from those anticipated, an adjustment to the carrying value will be necessary either through a charge to the income statement (if the projected margins are lower than carrying value) or through a change in the amortisation profile.

Asia insurance operations

For those business units applying US GAAP to insurance assets and liabilities, as permitted by the ‘grandfathered’ ABI SORP, principles similar to those set out in the US insurance operations paragraph below are applied to the deferral and amortisation of acquisition costs. For other business units in Asia, the general principles of the ‘grandfathered’ ABI SORP are applied. In general, deferral of acquisition costs is shown by an explicit carrying value in the balance sheet. However, in some Asia operations the deferral is implicit through the reserving basis.

US insurance operations

The most material estimates and assumptions applied in the measurement and amortisation of DAC balances relate to the US insurance operations.

The Group’s US insurance operations apply FASB ASU 2010-26 on ‘Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts’ and capitalise only those incremental costs directly relating to successfully acquiring a contract.

For term life business, acquisition costs are deferred and amortised in line with expected premiums. For annuity and interest-sensitive life business, acquisition costs are deferred and amortised in line with expected gross profits on the relevant contracts. For fixed and fixed index annuity and interest-sensitive life business, the key assumption is the long-term spread between the earned rate on investments and the rate credited to policyholders.

The majority of Jackson's DAC relates to its variable annuities business. For variable annuity business, a key assumption is the long-term investment return from the separate accounts, which for 2020 is 7.15 per cent (2019 and 2018:  7.4 per cent). The impact of using this return is reflected in two principal ways, namely:

—Through the projected expected gross profits that are used to determine the amortisation of DAC. This is applied through the use of a mean reversion technique which is described in more detail below; and

—The required level of provision for claims for guaranteed minimum death, ‘for life’ withdrawal, and income benefits.

The present value of the estimated gross profit is computed using the rate of interest that accrues to policyholder balances (sometimes referred to as the contract rate).

Estimated gross profits for the fixed interest rate annuities, fixed index annuities and variable annuities include estimates of the following, each of which will be determined based on the best estimate of amounts over the life of the book of contracts without provision for adverse deviation:

—Amounts expected to be assessed against policyholder balances for mortality less benefit claims in excess of related policyholder balances;

—Amounts expected to be assessed for contract administration less costs incurred for contract administration;

—Amounts expected to be earned from the investment of policyholder balances less interest credited to policyholder balances;

—Amounts expected to be assessed against policyholder balances upon termination of contracts (sometimes referred to as surrender charges);

—Assumptions for the long-term investment return for the separate accounts;

—Assumptions for future hedge costs; and

—Other expected assessments and credits.

Jackson uses a mean reversion methodology that sets the projected level of return for each of the next five years such that these returns in combination with the actual rates of return for the preceding three years (including the current year) average the assumed long-term annual return (gross of asset management fees and other charges to policyholders, but net of external fund management fees) over the eight-year period. Projected returns after the mean reversion period revert back to the long-term investment return. For further details on current balances, assumptions and sensitivity, refer to note C4.2.

To ensure that the methodology in extreme market movements produces future expected returns that are realistic, the mean reversion technique has a cap and floor feature whereby the projected returns in each of the next five years can be no more than 15 per cent per annum and no less than zero per cent per annum (both gross of asset management fees and other charges to policyholders, but net of external fund management fees) in each year.

Jackson makes certain adjustments to the DAC assets which are recognised directly in other comprehensive income (‘shadow accounting’) to match the recognition of unrealised gains or losses on available-for-sale securities causing the adjustments. More precisely, shadow DAC adjustments reflect the change in DAC that would have arisen if the assets held in the statement of financial position had been sold, crystallising unrealised gains or losses, and the proceeds reinvested at the yields currently available in the market.

Carrying value of distribution rights intangible assets
Carrying value of distribution rights intangible assets

The Group applies judgement to assess whether factors such as the financial performance of the distribution arrangement, changes in relevant legislation and regulatory requirements indicate an impairment of intangible assets representing distribution rights.

To determine the impaired value, the Group estimates the discounted future expected cash flows arising from distribution rights.

Affects $4.0 billion of assets as shown in note C4.2.

Distribution rights relate to bancassurance partnership arrangements for the distribution of products for the term of the contractual agreement with the bank partner, for which an asset is recognised based on fees paid (including fees payable in future years). Distribution rights impairment testing is conducted when there is an indication of impairment.

To assess indicators of an impairment, the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than expected and changes in relevant legislation and regulatory requirements that could impact the Group’s ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate that an impairment has occurred.

If an impairment has occurred, a charge is recognised in the income statement for the difference between the carrying value and recoverable amount of the asset. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the cash generating unit to which it is allocated.

Financial Investments - Valuation
Financial investments – Valuation

Financial investments held at fair value represent $412.8 billion of the Group’s total assets.

Financial investments held at amortised cost represent $14.6 billion of the Group’s total assets.

The Group estimates the fair value of financial investments that are not actively traded using quotations from independent third parties or internally developed pricing models.

The Group holds the majority of its financial investments at fair value (either through profit or loss or available-for-sale). Financial investments held at amortised cost primarily comprise loans and deposits.

Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of current market bid prices for exchange-quoted investments or by using quotations from independent third parties such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Current market bid prices are used to value investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties such as brokers or pricing services. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C2.1.

If the market for a financial investment of the Group is not active, the Group establishes fair value by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement which reflects the price at which an orderly transaction would take place between market participants on the measurement date. The valuation techniques include the use of recent arm's-length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation and may include a number of assumptions relating to variables such as credit risk and interest rates. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as 'level 3' to which valuation techniques are applied and the sensitivity of profit before tax to a change in the valuation of these items, are presented in note C2.2(ii).

Financial Investments - Determining impairment in relation to financial assets
Financial investments - Determining impairment of ‘available-for-sale’ and ‘amortised cost’ assets

The Group applies judgement to assess whether factors such as the severity and duration of the decline in fair value, the financial condition and the prospects of the issuer indicate an impairment in value of financial investments classified as ‘available-for-sale’ or ‘held at amortised cost’.

If evidence for impairment exists, valuation techniques, including estimates, are then applied in determining the impaired value, which is based on its expectation of discounted future cash flows. If the impaired value is less than book cost, an impairment loss is recognised in the income statement.

Affects $49.3 billion of assets.

For financial investments classified as ‘available for sale’ or ‘at amortised cost’, if a loss event that will have a detrimental effect on cash flows is identified, an impairment loss is recognised in the income statement. The loss recognised is determined as the difference between the book cost and the fair value or estimated future cash flows of the relevant impaired assets. The loss comprises the effect of the expected loss of contractual cash flows and any additional market-price driven temporary reductions in values.

Available-for-sale securities

The Group’s available-for-sale securities are principally held by the US insurance operations. For these securities, the consideration of evidence of impairment requires management's judgement. In making this determination, a range of market and industry indicators are considered including the severity and duration of the decline in fair value and the financial condition and prospects of the issuer. The factors reviewed include economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealised losses currently in equity may be recognised in the income statement in future periods.

For US residential mortgage-backed and other asset-backed securities, all of which are classified as available-for-sale, impairment is estimated using a model of expected future cash flows. Key assumptions used in the model include assumptions about how much of the currently delinquent loans will eventually default and assumed loss severity.

Additional details on the methodology and estimates used to determine impairments of the available-for-sale securities of Jackson are described in note C1.1.

Assets held at amortised cost

When assets held at amortised cost are subject to impairment testing, estimated future cash flows are compared to the carrying value of the asset. In estimating future cash flows, the Group looks at the expected cash flows of the assets and applies historical loss experience of assets with similar credit risks that has been adjusted for conditions in the historical loss experience which no longer exist, or for conditions that are expected to arise. The estimated future cash flows are discounted using the financial asset’s original or variable effective interest rate and exclude credit losses that have not yet been incurred.

Reversal of impairment losses

If, in subsequent periods, an impaired debt security held on an available-for-sale basis or an impaired loan or receivable recovers in value (in part or in full) and this recovery can be objectively related to an event occurring after the impairment, then any amount determined to have been recovered is reversed through the income statement.

New accounting pronouncements not yet effective

A3.2   New accounting pronouncements not yet effective

The following standards, interpretations and amendments have been issued by the IASB but are not yet effective in 2020. For 2021 and beyond, the Group will prepare financial statements in accordance with UK-adopted international accounting standards and will be reliant on the UK adoption for the new accounting pronouncements that have not been endorsed by the EU by 31 December 2020.

This is not intended to be a complete list as only those standards, interpretations and amendments that could have a material impact on the Group’s financial statements are discussed.

IFRS 9 ‘Financial instruments: Classification and measurement’

IFRS 9 became mandatorily effective for the annual periods beginning on or after 1 January 2018, with early application permitted and transitional rules apply.

The Group met the eligibility criteria for temporary exemption under the Amendments to IFRS 4 from applying IFRS 9 and has accordingly deferred the adoption of IFRS 9 until the date when IFRS 17 ‘Insurance Contracts’ is expected to be adopted upon its current mandatory effective date. The Group is eligible as its activities are predominantly to issue insurance contracts based on the criteria as set out in the amendments to IFRS 4. The required disclosure of the fair value of the Group’s financial assets, showing the amounts for instruments that meet the ‘Solely for Payment of Principal and Interest’ (SPPI) criteria but do not meet the definition of held for trading and are not managed and evaluated on a fair value basis separately from all other financial assets, is provided below.

When adopted IFRS 9 replaces the existing IAS 39 ’Financial Instruments - Recognition and Measurement’ and will affect the following three areas:

The classification and the measurement of financial assets and liabilities

IFRS 9 redefines  the classification of financial assets. Based on the way in which the assets are managed in order to generate cash flows and their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’), financial assets are classified into one of the following categories: amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). An option is also available at initial recognition to irrevocably designate a financial asset as at FVTPL if doing so eliminates or significantly reduces accounting mismatches.

Under IAS 39, 88 per cent of the Group’s investments are valued at FVTPL and the Group’s current expectation is that a significant proportion of its investments will continue to be designated as such under IFRS 9. The Group is currently evaluating whether some of the assets held at amortised cost today should be designated at FVTPL in conjunction with the required changes in classification to the relevant underlying liabilities upon adoption of IFRS 17.

The existing IAS 39 amortised cost measurement for financial liabilities is largely maintained under IFRS 9. For financial liabilities designated at FVTPL IFRS 9 requires changes in fair value due to changes in entity’s own credit risk to be recognised in other comprehensive income.

The calculation of the impairment charge relevant for financial assets held at amortised cost or FVOCI

A new impairment model based on an expected credit loss approach replaces the existing IAS 39 incurred loss impairment model, resulting in earlier recognition of credit losses compared to IAS 39. This aspect is the most complex area of IFRS 9 to implement and will involve significant judgements and estimation processes. The Group is currently assessing the scope of assets to which these requirements will apply but as noted above it is currently expected that the majority of assets will be held at FVTPL to which these requirements will not apply.

The hedge accounting requirements which are more closely aligned with the risk management activities of the Company

No significant change to the Group’s hedge accounting is currently anticipated, but this remains under review.

The Group is assessing the impact of IFRS 9 and implementing this standard in conjunction with IFRS 17 as permitted. Further details on IFRS 17 are provided below.

The Parent Company and a number of intermediate holding companies in the UK and non-insurance subsidiaries in Asia adopted IFRS 9 in 2018 in their individual or separate financial statements where these statements are prepared in accordance with IFRS, including the UK Financial Reporting Standard 101 ‘Reduced Disclosure Framework’. The public availability of the financial statements for these entities varies according to the local laws and regulations of each jurisdiction. The results for these entities continue to be accounted for on an IAS 39 basis in these consolidated financial statements.

The fair value of the Group’s directly held financial assets at 31 December 2020 and 2019 are shown below. Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) as defined by IFRS 9 are shown separately. This excludes financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis.

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
	31 Dec 2020	during 2020	31 Dec 2020	during 2020
Financial assets, net of derivative liabilities	$m	$m	$m	$m
Accrued investment income	1,428	—	—	—
Other debtors	3,248	—	—	—
Loansnote (1)	11,302	154	3,905	3
Equity securities and holdings in collective investment schemes	—	—	278,635	33,515
Debt securitiesnote (2)	32,991	3,194	92,837	6,817
Derivative assets, net of derivative liabilities	—	—	2,117	(3,683)
Other investments	—	—	1,866	(36)
Deposits	3,882	—	—	—
Cash and cash equivalents	8,018	—	—	—
Total financial assets, net of derivative liabilities	60,869	3,348	379,360	36,616

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
	Fair value at	the fair value	Fair value at	the fair value
	31 Dec 2019	during 2019	31 Dec 2019	during 2019
Financial assets, net of derivative liabilities	$m	$m	$m	$m
Accrued investment income	1,641	—	—	—
Other debtors	2,054	—	—	—
Loansnote (1)	13,484	517	3,614	2
Equity securities and holdings in collective investment schemes	—	—	247,281	44,250
Debt securitiesnote (2)	56,365	4,114	78,205	5,594
Derivative assets, net of derivative liabilities	—	—	1,353	(5,825)
Other investments	—	—	1,302	44
Deposits	2,615	—	—	—
Cash and cash equivalents	6,965	—	—	—
Total financial assets, net of derivative liabilities	83,124	4,631	331,755	44,065

Notes

(1)	The loans that pass the SPPI test in the table above are primarily carried at amortised cost under IAS 39. Further information on these loans is as provided in note C1.
(2)

The debt securities that pass the SPPI test in the table above are primarily held by Jackson and are classified as available-for-sale under IAS 39. The credit ratings of these securities, analysed on the same basis of those disclosed in note C1, are as follows:

Available-for- sale debt securities that pass the SPPI test	31 Dec 2020 $m	31 Dec 2019 $m
AAA	1,058	1,117
AA+ to AA-	6,830	11,328
A+ to A-	6,904	15,140
BBB+ to BBB-	9,812	17,972
Below BBB- and unrated	8,387	10,808
Total fair value	32,991	56,365

The underlying financial assets of the Group’s joint ventures and associates accounted for using the equity method are analysed below into those which meet the SPPI condition of IFRS 9, excluding any financial assets that meet the definition of held for trading or are managed and evaluated on a fair value basis, and all other financial assets. Fair value information for joint ventures and associates is also set out in the table below:

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
Financial assets, net of derivative liabilities, held by the	Fair value at	the fair value	Fair value at	the fair value
Group's joint ventures and associates accounted for using	31 Dec 2020	during 2020	31 Dec 2020	during 2020
the equity method	$m	$m	$m	$m
Accrued investment income	156	—	—	—
Other debtors	310	—	—	—
Loans	269	—	—	—
Equity securities and holdings in collective investment schemes	—	—	7,949	1,032
Debt securities	—	—	7,741	102
Deposits	777	—	—	—
Cash and cash equivalents	582	—	—	—
Total financial assets, net of derivative liabilities	2,094	—	15,690	1,134

	Financial assets that pass		All other financial assets, net of
	the SPPI test		derivative liabilities
		Movement in		Movement in
Financial assets, net of derivative liabilities, held by the	Fair value at	the fair value	Fair value at	the fair value
Group's joint ventures and associates accounted for using	31 Dec 2019	during 2019	31 Dec 2019	during 2019
the equity method	$m	$m	$m	$m
Accrued investment income	161	—	—	—
Other debtors	329	—	—	—
Loans	197	—	—	—
Equity securities and holdings in collective investment schemes	—	—	5,999	444
Debt securities	—	—	6,080	86
Deposits	521	—	—	—
Cash and cash equivalents	513	—	—	—
Total financial assets, net of derivative liabilities	1,721	—	12,079	530

IFRS 17 ‘Insurance Contracts’

In May 2017, the IASB issued IFRS 17 ‘Insurance Contracts’ to replace the existing IFRS 4 ‘Insurance Contracts’. In June 2020, the IASB issued amendments to IFRS 17, including delaying the effective date to reporting periods on or after 1 January 2023. The standard is subject to endorsement in the UK via the UK Endorsement Board which is currently being established. The Group intends to adopt the new standard on its mandatory effective date, alongside the adoption of IFRS 9.

IFRS 4 permitted insurers to continue to use the statutory basis of accounting for insurance assets and liabilities that existed in their jurisdictions prior to January 2005. IFRS 17 replaces this with a new measurement model for all insurance contracts.

IFRS 17 requires liabilities for insurance contracts to be recognised as the present value of future cash flows, incorporating an explicit risk adjustment, which is updated at each reporting date to reflect current conditions, and a contractual service margin (CSM) that is initially set equal and opposite to any day-one gain arising on initial recognition. Losses are recognised directly into the income statement. For measurement purposes, contracts are grouped together into contracts of similar risk, profitability profile and issue year, with further divisions for contracts that are managed separately.

Profit for insurance contracts under IFRS 17 is represented by the recognition of the services provided to policyholders in the period (release of the CSM), release from non-economic risk (release of risk adjustment) and investment profit.

The CSM is released as profit over the coverage period of the insurance contract, reflecting the delivery of services to the policyholder. For certain contracts with participating features (where a substantial share of the fair value of the related investments and other underlying items is paid to policyholders), the CSM reflects the variable fee to shareholders. For these contracts, the CSM is adjusted to reflect the changes in economic experience and assumptions. For all other contracts the CSM is only adjusted for non-economic assumptions.

IFRS 17 introduces a new measure of insurance revenue, based on the delivery of services to policyholders and excluding any premiums related to the investment elements of policies, which will be significantly different from existing premium revenue measures, currently reported in the income statement. In order to transition to IFRS 17, the amount of deferred profit, being the CSM at transition date, needs to be determined. IFRS 17 requires this CSM to be calculated as if the standard had applied retrospectively. However, if this is not practical an entity is required to choose either a modified retrospective approach or to determine the CSM by reference to the fair value of the liabilities at the transition date. The approach for determining the CSM will have a significant impact on both shareholders’ equity and on the amount of profits on in-force business in future reporting periods.

IFRS 17 implementation programme

IFRS 17 is expected to have a significant impact as the requirements of the new standard are complex and requires a fundamental change to accounting for insurance contracts as well as the application of significant judgement and new estimation techniques. The effect of changes required to the Group's accounting policies as a result of implementing these standards, that are expected to alter the timing of IFRS profit recognition, are currently uncertain, particularly as amendments were issued by the IASB in June 2020 to IFRS 17.  The implementation of this standard will involve significant enhancements to IT, actuarial and finance systems of the Group.

The Group has a Group-wide implementation programme to implement IFRS 17 and IFRS 9. The programme is responsible for setting Group-wide accounting policies and developing application methodologies, establishing appropriate processes and controls, sourcing appropriate data and implementing actuarial and finance system changes.

A Group-wide Steering Committee, chaired by the Group Chief Financial Officer and Chief Operating Officer with participation from the Group Risk function and the Group’s and business units’ senior finance managers, provides oversight and strategic direction to the implementation programme. A number of sub-committees are also in place to provide governance over the technical interpretation and accounting policies selected, design and delivery of the programme. During 2020, the Group has made significant progress with the development of the accounting policies and application methodologies and the build of the actuarial and finance systems. The Group is also assessing the IASB amendments issued in June 2020 and incorporating the changes into the delivery of the programme.

Other new accounting pronouncements

In addition to the above, the following new accounting pronouncements have also been issued and are not yet effective but the Group is not expecting them to have a significant impact on the Group’s financial statements:

-	Amendments to IFRS 9, IAS 39 and IFRS 7 and IFRS 16 ‘Interest rate benchmark reform – phase 2’ issued in August 2020 and effective from 1 January 2021;
-	Amendments to IAS 16, ‘Property, Plant and Equipment: Proceeds before intended use’ issued in May 2020 and effective from 1 January 2022;
-	Reference to the Conceptual Framework – Amendments to IFRS 3, ‘Business combination’ issued in May 2020 and effective from 1 January 2022;
-	Amendments to IAS 37 ‘Onerous contracts – Cost of fulfilling a contract’ issued in May 2020 and effective from 1 January 2022;
-	Annual Improvements to IFRS Standards 2018–2020 issued in May 2020 and effective from 1 January 2022;
-	Amendments to IAS 1 ‘Classification of liabilities as current or non-current’ issued in January 2020 and effective from 1 January 2023;
-	Amendments to IAS 1 ‘Disclosure of accounting policies’ issued in February 2021 and effective from 1 January 2023; and

Investment return

Investment return included in the income statement principally comprises interest income, dividends, investment appreciation and depreciation (realised and unrealised gains and losses) on investments designated as fair value through profit or loss, and realised gains and losses (including impairment losses) on items held at amortised cost and Jackson’s debt securities designated as available-for-sale. Movements in unrealised appreciation or depreciation of debt securities designated as available-for-sale are recorded in other comprehensive income. Interest income is recognised as it accrues, taking into account the effective yield on investments. Dividends on equity securities are recognised on the ex-dividend date and rental income is recognised on an accrual basis.

Share-based payments and related movements in own shares

The Group offers discretionary share awards to certain key employees and all-employee share plans in the UK and a number of Asian locations. The compensation expense charged to the income statement is primarily based upon the fair value of the awards granted, the vesting period and the vesting conditions. The Company has established trusts to facilitate the delivery of Prudential plc shares under some of these plans. The cost to the Company of acquiring these newly issued shares held in trusts is shown as a deduction from shareholders’ equity.

Tax

Prudential is subject to tax in numerous jurisdictions and the calculation of the total tax charge inherently involves a degree of estimation and judgement. Current tax expense is charged or credited based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year and adjustments made in relation to prior years. The positions taken in tax returns where applicable tax regulation is subject to interpretation are recognised in full in the determination of the tax charge in the financial statements if the Group considers that it is probable that the taxation authority will accept those positions. Otherwise, provisions are established based on management's estimate and judgement of the likely amount of the liability, or recovery, by providing for the single best estimate of the most likely outcome or the weighted average expected value where there are multiple outcomes.

The total tax charge includes tax expense attributable to both policyholders and shareholders. The tax expense attributable to policyholders comprises the tax on the income of the consolidated with-profits and unit-linked funds. In certain jurisdictions, life insurance companies are taxed on both their shareholders' profits and on their policyholders' insurance and investment returns on certain insurance and investment products. Although both types of tax are included in the total tax charge in the Group's consolidated income statement, they are presented separately in the consolidated income statement to provide the most relevant information about tax that the Group pays on its profits.

Deferred taxes are provided under the liability method for all relevant temporary differences. IAS 12 'Income Taxes' does not require all temporary differences to be provided for, in particular, the Group does not provide for deferred tax on undistributed earnings of subsidiaries where the Group is able to control the timing of the distribution and the temporary difference created is not expected to reverse in the foreseeable future. Deferred tax assets are only recognised when it is more likely than not that future taxable profits will be available against which these losses can be utilised.

Deferred tax is measured at the tax rates that are expected to apply to the period when the asset is realised or the liability settled, based on tax rates (and laws) that have been enacted or are substantively enacted at the end of the reporting period.

Earnings per share

Basic earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests, by the weighted average number of ordinary shares outstanding during the year, excluding those held in employee share trusts and consolidated investment funds, which are treated as cancelled. For diluted earnings per share, the weighted average number of shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares. The Group’s only class of potentially dilutive ordinary shares are those share options granted to employees where the exercise price is less than the average market price of the Company’s ordinary shares during the year. No adjustment is made if the impact is anti-dilutive overall.

Business combinations

Business combination

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired business is recorded as goodwill. The Group chooses the full goodwill method or the partial goodwill method to calculate goodwill on an acquisition by acquisition basis. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred and not included in goodwill. Income and expenses of acquired businesses are included in the income statement from the date of acquisition.

Where the Group writes a put option, which if exercised triggers the purchase of, non-controlling interests as part of its business acquisition, the put option is recognised as a financial liability at the acquisition date. Where risks and rewards remain with the non-controlling interests, a corresponding amount is deducted from equity. Any subsequent changes to the carrying amount of the put option liability are also recognised within equity.

Goodwill

Goodwill

Goodwill is capitalised and carried on the Group consolidated statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication of impairment.

Goodwill shown on the consolidated statement of financial position represents amounts attributable to shareholders and are allocated to businesses in Asia and Africa in respect of both acquired asset management and life businesses. There has been no impairment as at 31 December 2020 and 2019.

Deferred acquisition costs and other intangible assets

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. DAC are accounted for as described in note A3.1(c). Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire them and are subsequently carried at cost less amortisation and any accumulated impairment losses. For intangibles other than DAC, amortisation follows the pattern in which the future economic benefits are expected to be consumed. If the pattern cannot be determined reliably, a straight-line method is applied. For software, the amortisation generally represents the licence period of the software acquired. Amortisation of intangible assets is charged to the ‘acquisition costs and other expenditure’ line in the consolidated income statement. Impairment testing is conducted when there is an indication of impairment.

Share capital; Share premium

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

Property, plant and equipment

Property, plant and equipment comprise Group occupied properties and tangible assets. Property, plant and equipment also includes right-of-use assets for operating leases of properties occupied by the Group and leases of equipment and other tangible assets. All property, plant and equipment, including the right-of-use assets under operating leases, are held at cost less cumulative depreciation, calculated using the straight-line method, and impairment charge.

Basis of consolidation

The Group consolidates those investees it is deemed to control. The Group has control over an investee if all three of the following are met: (1) it has power over an investee; (2) it is exposed to, or has rights to, variable returns from its involvement with the investee; and (3) it has ability to use its power over the investee to affect its own returns.

(i)	Subsidiaries

Subsidiaries are those investees that the Group controls. The majority of the Group’s subsidiaries are corporate entities, but the Group’s insurance operations also invest in a number of limited partnerships.

The Group performs a re-assessment of consolidation whenever there is a change in the substance of the relationship between the Group and an investee. Where the Group is deemed to control an entity it is treated as a subsidiary and its results, assets and liabilities are consolidated. Where the Group holds a minority share in an entity, with no control over the entity, the investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

(ii)	Joint ventures and associates

Joint ventures are joint arrangements arising from a contractual agreement whereby the Group and other investors have joint control of the net assets of the arrangement. In a number of these arrangements, the Group’s share of the underlying net assets may be less than 50 per cent but the terms of the relevant agreement make it clear that control is jointly exercised between the Group and the third party. Associates are entities over which the Group has significant influence, but it does not control. Generally it is presumed that the Group has significant influence if it holds between 20 per cent and 50 per cent voting rights of the entity.

With the exception of those referred to below, the Group accounts for its investments in joint ventures and associates by using the equity method of accounting. The Group’s share of profit or loss of its joint ventures and associates is recognised in the income statement and its share of movements in other comprehensive income is recognised in other comprehensive income. The equity method of accounting does not apply to investments in associates and joint ventures held by the Group’s insurance or investment funds. This includes venture capital business, mutual funds and unit trusts and which, as allowed by IAS 28, ‘Investments in Associates and Joint Ventures’, are carried at fair value through profit or loss.

(iii)	Structured entities

Structured entities are those that have been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity. Voting rights relate to administrative tasks. Relevant activities are directed by means of contractual arrangements. The Group invests in structured entities such as:

-	Collective investment schemes;
-	Limited partnerships;
-	Variable interest entities;
-	Investment vehicles within separate accounts offered through variable annuities;
-	Collateralised debt obligations;
-	Mortgage-backed securities; and
-	Similar asset-backed securities.

Collective investment schemes

The Group invests in collective investment schemes, which invest mainly in equities, bonds, cash and cash equivalents, and properties. The Group’s percentage ownership in these entities can fluctuate on a daily basis according to the participation of the Group and other investors in them.

-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity exceeds 50 per cent, the Group is judged to have control over the entity.
-

Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is between 20 per cent and 50 per cent, the facts and circumstances of the Group’s involvement in the entity are considered, including the rights to any fees earned by the asset manager from the entity, in forming a judgement as to whether the Group has control over the entity.

-	Where the entity is managed by a Group asset manager, and the Group’s ownership holding in the entity is less than 20 per cent, the Group is judged to not have control over the entity.
-

Where the entity is managed by an asset manager outside the Group, an assessment is made of whether the Group has existing rights that gives it the ability to direct the current activities of the entity and therefore control the entity. In assessing the Group’s ability to direct an entity, the Group considers its ability relative to other investors.

Where the Group is deemed to control these entities, they are treated as a subsidiary and are consolidated, with the interests of investors other than the Group being classified as liabilities, and appear as net asset value attributable to unit holders of consolidated investment funds.

Where the Group does not control these entities (as it is deemed to be acting as an agent) and they do not meet the definition of associates, they are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Where the Group’s asset manager sets up investment funds as part of asset management operations, the Group’s interest is limited to the administration fees charged to manage the assets of such entities. With no participation in these entities, the Group does not retain risks associated with investment funds. For these investment funds, the Group is not deemed to control the entities but to be acting as an agent.

The Group generates returns and retains the ownership risks in investment vehicles commensurate to its participation and does not have any further exposure to the residual risks of these investment vehicles.

Jackson’s separate account assets

These are investment vehicles that invest contract holders’ premiums in equity, fixed income, bonds and money market mutual funds. The contract holder retains the underlying returns and the ownership risks related to the underlying investments. The shareholder’s economic interest in separate accounts is limited to the administrative fees charged. The separate accounts are set up as separate regulated entities governed by a Board of Governors or trustees for which the majority of the members are independent of Jackson or any affiliated entity. The independent members are responsible for any decision making that impacts contract holders’ interest and govern the operational activities of the entities’ advisers, including asset managers. Accordingly, the Group does not control these vehicles. These investments are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Limited partnerships

The Group’s insurance operations invest in a number of limited partnerships, either directly or through unit trusts, through a mix of capital and loans. These limited partnerships are managed by general partners, in which the Group holds equity. Such interest in general partners and limited partnerships provide the Group with voting and similar rights to participate in the governance framework of the relevant activities in which limited partnerships are engaged in. Accounting for the limited partnerships as subsidiaries, joint ventures, associates or other financial investments depends on the terms of each partnership agreement and the shareholdings in the general partners.

Other structured entities

The Group holds investments in mortgage-backed securities, collateralised debt obligations and similar asset-backed securities, the majority of which are actively traded in a liquid market.

The Group consolidates the vehicles that hold the investments where the Group is deemed to control the vehicles. When assessing control over the vehicles, the factors considered include the purpose and design of the vehicle, the Group’s exposure to the variability of returns and the scope of the Group’s ability to direct the relevant activities of the vehicle including any kick-out or removal rights that are held by third parties. The outcome of the control assessment is dependent on the terms and conditions of the respective individual arrangements.

The majority of such vehicles are not consolidated. In these cases, the Group is not the sponsor of the vehicles in which it holds investments and has no administrative rights over the vehicles’ activities. The Group generates returns and retains the ownership risks commensurate to its holding and its exposure to the investments and does not have any further exposure to the residual risks or losses of the investments or the vehicles in which it holds investments. Accordingly, the Group does not have power over the relevant activities of such vehicles and all are carried at fair value through profit or loss within financial investments in the consolidated statement of financial position.

Prudential plc
Accounting policies
Basis of preparation and exchange rates

1Basis of preparation

The financial statements of the parent company are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’). In preparing these financial statements, the Company applies the recognition and measurement requirements in International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) and endorsed by the EU but makes amendments where necessary in order to comply with the Companies Act 2006.

Investments in and amounts owed by subsidiary undertakings

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost, less impairment. Investments are assessed for impairment by comparing the net assets of the subsidiary undertakings with the carrying value of the investment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions. Provisions are determined using the expected credit loss approach under IFRS 9.

Measurement and presentation of derivatives and debt securities of US insurance operations; financial instruments

Financial Instruments

Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as fair value through profit or loss, all of the financial assets and liabilities of the Company are held at amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of default on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loan either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date the expected credit loss has been determined with reference to the historic experience of loans with equivalent credit characteristics.

Borrowings

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument. Where modifications to borrowings do not result in a substantial difference to the terms of the instrument, any costs or fees incurred adjust the carrying amount of the liability and are amortised over the remaining expected life of the modified instrument. Where modifications to borrowings do result in a substantial difference to the terms of the instrument, the instrument is treated as if it had been extinguished and replaced by a new instrument which is initially recognised at fair value and subsequently accounted for on an amortised cost basis using the effective interest method. Any costs or fees arising from such a modification are recognised as an expense when incurred.

Share-based payments and related movements in own shares

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

Tax

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset, they can be carried back for one year or carried forward indefinitely to be offset , subject to restrictions based on future taxable profits,against profits arising from the same company or other companies in the same UK tax group.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12 ’Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Following the demerger of M&G plc, it is unlikely that the UK tax group will have future taxable income which would enable a current tax credit or deferred tax asset to be recognised.

Shareholders' dividends; Dividends	Dividends Interim dividends are recorded in the period in which they are paid.
Share capital; Share premium	Share premium The difference between the proceeds received on issue of shares and the nominal value of the shares issued is credited to the share premium account.
Foreign exchange; Foreign currency translation

Foreign currency translation

Transactions not denominated in the Company’s functional currency, US dollars, are initially recorded at the functional rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company's functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.